Stockholders' Equity - December 2018 Warrant Exchange - Additional Information (Details)	1 Months Ended
Dec. 31, 2018 shares
Exchange Agreement [Member]
Stockholders Equity Note [Line Items]
Shares of common stock issued to investors	1,179